Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss) attributable to Jackson Financial Inc.	$ 6,186	$ 3,417	$ (1,150)	$ 1,879	$ 3,263	$ 2,194	$ (141)	$ (118)	$ (1,078)	$ 4,754	$ 6,186	[1]	$ 3,417	[1]	$ (1,634)
Weighted average shares of common stock outstanding - basic (in shares)											85,513,787		93,994,520		67,658,901
Dilutive common shares (in shares)											3,176,913		470,991		0
Weighted average shares of common stock outstanding - diluted (in shares)											88,690,700		94,465,511		67,658,901
Earnings per share—common stock
Basic (in usd per share)	$ 72.34	$ 36.35	$ (13.74)	$ 22.08	$ 37.96	$ 25.41	$ (1.52)	$ (1.25)	$ (11.41)	$ 50.33	$ 72.34	[1]	$ 36.35	[1]	$ (24.14)
Diluted (in usd per share)	$ 69.75	$ 36.17	$ (13.74)	$ 21.38	$ 36.59	$ 24.39	$ (1.52)	$ (1.25)	$ (11.41)	$ 50.33	$ 69.75	[1]	$ 36.17	[1]	$ (24.14)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.